UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00066

American Balanced Fund

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000,

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Patrick F. Quan

American Balanced Fund

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Balanced Fund® Investment portfolio September 30, 2013 unaudited

Common stocks 72.77%
		Value
Financials 13.19%	Shares	(000)

Wells Fargo & Co.	38,215,000	$ 1,579,044
American Express Co.	16,224,000	1,225,236
Berkshire Hathaway Inc., Class A1	5,500	937,255
Goldman Sachs Group, Inc.	5,481,700	867,260
ACE Ltd.	5,650,000	528,614
JPMorgan Chase & Co.	9,621,000	497,309
Citigroup Inc.	9,500,000	460,845
Weyerhaeuser Co.[1]	12,815,242	366,900
Moody’s Corp.	4,400,000	309,452
SunTrust Banks, Inc.	9,500,000	307,990
BlackRock, Inc.	1,000,000	270,620
American Tower Corp.	3,350,000	248,336
U.S. Bancorp	6,090,000	222,772
Arch Capital Group Ltd.[1]	3,890,000	210,566
Allstate Corp.	2,250,000	113,737
Bank of America Corp.	8,000,000	110,400
Chubb Corp.	1,000,000	89,260
Prologis, Inc.	2,300,000	86,526
Progressive Corp.	3,130,000	85,230
HDFC Bank Ltd. (ADR)	2,200,000	67,716
T. Rowe Price Group, Inc.	720,000	51,790
		8,636,858
Consumer discretionary 11.00%

Home Depot, Inc.	25,925,000	1,966,411
Amazon.com, Inc.[1]	5,668,000	1,772,044
Comcast Corp., Class A	20,310,000	916,996
Walt Disney Co.	8,000,000	515,920
VF Corp.	1,750,000	348,337
Time Warner Inc.	5,000,000	329,050
General Motors Co.[1]	7,500,000	269,775
Starbucks Corp.	2,500,000	192,425
Las Vegas Sands Corp.	2,866,423	190,388
NIKE, Inc., Class B	2,554,442	185,555
DIRECTV[1]	3,070,000	183,432
Macy’s, Inc.	3,500,000	151,445
Johnson Controls, Inc.	2,445,000	101,468
CBS Corp., Class B	1,475,000	81,361
		7,204,607
Industrials 10.34%

Boeing Co.	15,525,000	1,824,187
Union Pacific Corp.	6,051,387	940,022
Lockheed Martin Corp.	6,392,037	815,304
General Electric Co.	29,600,000	707,144
Common stocks
		Value
Industrials (continued)	Shares	(000)

Deere & Co.	5,640,000	$ 459,040
Parker-Hannifin Corp.	4,100,000	445,752
United Technologies Corp.	3,930,000	423,733
Cummins Inc.	2,695,000	358,085
Honeywell International Inc.	2,100,000	174,384
General Dynamics Corp.	1,865,000	163,225
Canadian Pacific Railway Ltd.	1,200,000	148,059
Northrop Grumman Corp.	1,250,000	119,075
Emerson Electric Co.	1,495,000	96,726
Rockwell Collins, Inc.	1,400,000	95,004
		6,769,740
Information technology 8.41%

Microsoft Corp.	46,712,400	1,555,990
Texas Instruments Inc.	25,365,000	1,021,448
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	34,618,400	587,128
ASML Holding NV (New York registered)	3,812,080	376,481
ASML Holding NV	1,470,405	145,214
Google Inc., Class A1	415,000	363,503
TE Connectivity Ltd.	6,360,000	329,321
Maxim Integrated Products, Inc.	9,420,000	280,716
Paychex, Inc.	4,227,000	171,785
Cisco Systems, Inc.	6,500,000	152,230
Avago Technologies Ltd.	3,474,000	149,799
Oracle Corp.	4,077,591	135,254
Analog Devices, Inc.	2,000,000	94,100
EMC Corp.	3,000,000	76,680
Rackspace Hosting, Inc.[1]	1,280,000	67,533
		5,507,182
Health care 7.63%

Merck & Co., Inc.	24,105,000	1,147,639
Bristol-Myers Squibb Co.	17,491,149	809,490
UnitedHealth Group Inc.	9,295,000	665,615
Pfizer Inc.	22,320,000	640,807
Gilead Sciences, Inc.[1]	9,100,000	571,844
Johnson & Johnson	4,100,000	355,429
Baxter International Inc.	5,260,000	345,530
Roche Holding AG	800,000	215,757
Quest Diagnostics Inc.	3,250,000	200,818
Teva Pharmaceutical Industries Ltd. (ADR)	1,100,000	41,558
		4,994,487
Consumer staples 7.12%

Philip Morris International Inc.	12,300,000	1,065,057
PepsiCo, Inc.	12,020,000	955,590
Procter & Gamble Co.	8,730,000	659,901
Costco Wholesale Corp.	5,677,326	653,574
Nestlé SA	7,470,000	522,450
Nestlé SA (ADR)	1,000,000	69,600
Kimberly-Clark Corp.	2,795,000	263,345
Wal-Mart Stores, Inc.	2,100,000	155,316
Unilever NV (New York registered)	3,635,000	137,112
Coca-Cola Co.	2,580,000	97,730
Colgate-Palmolive Co.	1,400,000	83,020
		4,662,695
Common stocks
		Value
Energy 6.47%	Shares	(000)

Chevron Corp.	9,477,120	$ 1,151,470
Royal Dutch Shell PLC, Class B (ADR)	9,058,000	623,643
Kinder Morgan, Inc.	10,170,000	361,747
Enbridge Inc.	8,320,000	347,277
Occidental Petroleum Corp.	3,000,000	280,620
ConocoPhillips	4,000,000	278,040
Transocean Ltd.	5,735,500	255,230
Concho Resources Inc.[1]	2,180,000	237,206
Southwestern Energy Co.[1]	4,395,000	159,890
Baker Hughes Inc.	3,000,000	147,300
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	9,429,100	146,057
Technip SA	1,000,000	117,414
Suncor Energy Inc.	2,000,000	71,511
TOTAL SA (ADR)	800,000	46,336
Cimarex Energy Co.	178,209	17,179
		4,240,920
Materials 2.71%

Dow Chemical Co.	10,980,000	421,632
E.I. du Pont de Nemours and Co.	6,750,000	395,280
Nucor Corp.	4,000,000	196,080
Monsanto Co.	1,700,000	177,429
Potash Corp. of Saskatchewan Inc.	5,250,000	164,220
Alcoa Inc.	16,000,000	129,920
Mosaic Co.	2,750,000	118,305
Steel Dynamics, Inc.	5,179,668	86,552
Cliffs Natural Resources Inc.	4,108,000	84,214
		1,773,632
Utilities 1.10%

PG&E Corp.	6,810,000	278,665
FirstEnergy Corp.	4,560,000	166,212
Duke Energy Corp.	1,693,333	113,081
Exelon Corp.	3,250,000	96,330
Edison International	1,500,000	69,090
		723,378
Telecommunication services 0.46%

AT&T Inc.	5,420,000	183,304
Verizon Communications Inc.	2,500,000	116,650
		299,954
Miscellaneous 4.34%

Other common stocks in initial period of acquisition		2,846,026
Total common stocks (cost: $31,008,114,000)		47,659,479
Preferred stocks 0.03%

Miscellaneous 0.03%

Other preferred stocks in initial period of acquisition		20,051
Total preferred stocks (cost: $21,000,000)		20,051
Bonds, notes & other debt instruments 24.33%
Corporate bonds & notes 8.81%	Principal amount	Value
Financials 2.72%	(000)	(000)

Goldman Sachs Group, Inc. 3.625% 2016	$46,650	$49,134
Goldman Sachs Group, Inc. 2.90% 2018	68,750	69,395
Goldman Sachs Group, Inc. 5.25% 2021	20,000	21,625
Goldman Sachs Group, Inc. 5.75% 2022	20,000	22,218
Goldman Sachs Group, Inc. 3.625% 2023	32,500	31,152
Westfield Group 5.75% 2015[2]	16,250	17,685
Westfield Group 5.70% 2016[2]	30,520	34,173
Westfield Group 7.125% 2018[2]	15,750	18,772
Westfield Group 4.625% 2021[2]	25,000	26,423
Wells Fargo & Co. 1.25% 2016	47,000	47,063
Wells Fargo & Co. 3.676% 2016	19,000	20,267
Wells Fargo & Co. 4.60% 2021	25,000	27,200
Prologis, Inc. 5.625% 2015	10,425	11,180
Prologis, Inc. 6.625% 2018	18,100	21,190
Prologis, Inc. 4.25% 2023	57,745	57,573
Bank of America Corp., Series L, 3.625% 2016	13,820	14,546
Bank of America Corp. 3.75% 2016	21,955	23,286
Bank of America Corp. 5.75% 2017	13,650	15,416
Bank of America Corp. 5.625% 2020	15,500	17,397
Bank of America Corp. 5.00% 2021	7,750	8,340
Bank of America Corp. 3.30% 2023	8,000	7,512
Citigroup Inc. 4.587% 2015	20,950	22,421
Citigroup Inc. 3.953% 2016	13,050	13,904
Citigroup Inc. 2.50% 2018	15,000	14,937
Citigroup Inc. 8.50% 2019	8,416	10,764
Citigroup Inc. 6.675% 2043	11,000	11,884
Morgan Stanley, Series F, 2.875% 2014	18,000	18,122
Morgan Stanley 1.75% 2016	25,000	25,140
Morgan Stanley 3.80% 2016	8,700	9,164
Morgan Stanley 2.125% 2018	21,000	20,494
JPMorgan Chase & Co. 3.45% 2016	15,000	15,807
JPMorgan Chase & Co. 1.625% 2018	34,500	33,456
JPMorgan Chase & Co. 3.25% 2022	12,000	11,347
JPMorgan Chase & Co. 3.20% 2023	13,000	12,191
Hospitality Properties Trust 6.30% 2016	12,631	13,751
Hospitality Properties Trust 6.70% 2018	21,025	23,610
Hospitality Properties Trust 4.50% 2023	16,130	15,531
Corporate Office Properties Trust 3.60% 2023	12,100	10,994
Corporate Office Properties LP 5.25% 2024	40,500	41,666
American International Group, Inc. 4.875% 2016	6,000	6,578
American International Group, Inc. 3.375% 2020	28,000	28,064
American International Group, Inc. 4.125% 2024	15,250	15,299
ERP Operating LP 5.375% 2016	25,000	27,781
ERP Operating LP 4.75% 2020	12,000	12,991
ERP Operating LP 3.00% 2023	9,595	8,843
CNA Financial Corp. 5.85% 2014	25,000	26,444
CNA Financial Corp. 6.50% 2016	16,000	18,110
American Tower Corp. 4.625% 2015	10,000	10,453
American Tower Corp. 3.40% 2019	13,550	13,412
American Tower Corp. 3.50% 2023	2,969	2,612
American Tower Corp. 5.00% 2024	16,031	15,729
Kimco Realty Corp., Series C, 4.82% 2014	13,000	13,346
Kimco Realty Corp., Series C, 5.783% 2016	14,000	15,448
Kimco Realty Corp. 5.70% 2017	11,180	12,564
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Berkshire Hathaway Inc. 2.20% 2016	$23,000	$ 23,870
Berkshire Hathaway Inc. 2.00% 2018	16,340	16,408
Barclays Bank PLC 2.375% 2014	20,000	20,110
Barclays Bank PLC 5.125% 2020	18,000	20,129
BNP Paribas 3.60% 2016	19,000	20,084
BNP Paribas 5.00% 2021	12,750	13,819
ACE INA Holdings Inc. 5.875% 2014	20,000	20,722
ACE INA Holdings Inc. 2.60% 2015	12,665	13,135
AvalonBay Communities, Inc. 3.625% 2020	19,000	19,328
AvalonBay Communities, Inc. 2.85% 2023	12,550	11,426
Monumental Global Funding III 0.468% 2014[2,3]	29,000	29,005
Mack-Cali Realty Corp. 2.50% 2017	11,780	11,659
Mack-Cali Realty Corp. 3.15% 2023	18,500	16,332
American Express Co. 6.15% 2017	22,800	26,610
CME Group Inc. 5.30% 2043	21,600	22,362
Simon Property Group, LP 6.75% 2014	8,495	8,681
Simon Property Group, LP 1.50% 2018[2]	13,825	13,495
Prudential Financial, Inc. 2.30% 2018	7,595	7,672
Prudential Holdings, LLC, Series C, 8.695% 2023[2,4]	11,500	14,408
Standard Chartered PLC 3.20% 2016[2]	21,000	22,014
Boston Properties, Inc. 3.70% 2018	20,000	21,047
Bank of Nova Scotia 2.55% 2017	20,000	20,740
US Bancorp., Series T, 1.65% 2017	19,500	19,634
UBS AG 2.25% 2014	18,500	18,618
Bank of New York Mellon Corp., Series G, 2.50% 2016	17,000	17,589
ANZ National (International) Ltd. 3.125% 2015[2]	16,500	17,150
Nordea Bank AB 1.625% 2018[2]	17,500	17,061
Royal Bank of Scotland PLC 3.95% 2015	16,000	16,765
BB&T Corp., Series C, 1.60% 2017	16,750	16,650
QBE Insurance Group Ltd. 2.40% 2018[2]	17,000	16,583
MetLife Global Funding I 2.50% 2015[2]	16,000	16,537
HCP, Inc. 5.375% 2021	15,000	16,350
Westpac Banking Corp. 3.00% 2015	15,300	16,022
Sumitomo Mitsui Banking Corp. 2.50% 2018	12,475	12,639
Toronto-Dominion Bank 2.375% 2016	12,000	12,424
Santander Issuances, SA Unipersonal 6.50% 2019[2,3]	11,500	11,735
Liberty Mutual Group Inc. 4.25% 2023[2]	10,500	10,265
Nationwide Mutual Insurance Co. 5.81% 2024[2,3]	8,150	8,303
AXA SA, Series B, junior subordinated 6.379% (undated)[2,3]	6,680	6,455
Developers Diversified Realty Corp. 7.875% 2020	5,215	6,394
PNC Financial Services Group, Inc. 2.854% 2022	5,975	5,536
Genworth Holdings, Inc. 4.90% 2023	5,000	5,032
Regions Financial Corp. 7.75% 2014	3,664	3,936
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,554
		1,780,692
Energy 1.01%

Total Capital SA 3.00% 2015	17,000	17,697
Total Capital Canada Ltd. 1.45% 2018	10,940	10,808
Total Capital International 2.125% 2018	14,500	14,651
Total Capital International 2.875% 2022	8,695	8,360
Total Capital International 2.70% 2023	4,820	4,499
Total Capital International 3.70% 2024	16,000	16,113
Kinder Morgan Energy Partners, LP 6.00% 2017	24,610	27,917
Kinder Morgan Energy Partners, LP 2.65% 2019	20,000	19,892
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

Kinder Morgan Energy Partners, LP 4.15% 2022	$12,855	$ 12,948
Kinder Morgan Energy Partners, LP 3.45% 2023	4,000	3,750
StatoilHydro ASA 2.90% 2014	13,285	13,633
StatoilHydro ASA 1.80% 2016	16,000	16,419
Statoil ASA 3.125% 2017	16,500	17,556
StatoilHydro ASA 2.65% 2024	7,000	6,491
Statoil ASA 4.25% 2041	6,000	5,547
Enterprise Products Operating LLC 1.25% 2015	10,000	10,058
Enterprise Products Operating LLC 5.20% 2020	6,355	7,084
Enterprise Products Operating LLC 3.35% 2023	36,430	34,563
Enbridge Inc. 5.60% 2017	10,000	11,152
Enbridge Inc. 4.00% 2023	38,000	38,134
Enbridge Energy Partners, LP, Series B, 6.50% 2018	12,250	14,224
Enbridge Energy Partners, LP, Series B, 7.50% 2038	12,250	14,421
Enbridge Energy Partners, LP 5.50% 2040	15,000	14,633
Devon Energy Corp. 1.875% 2017	9,315	9,345
Devon Energy Corp. 3.25% 2022	22,500	21,586
Cenovus Energy Inc. 3.00% 2022	7,395	7,030
Cenovus Energy Inc. 3.80% 2023	23,000	22,798
Energy Transfer Partners, L.P. 3.60% 2023	26,445	24,692
Anadarko Petroleum Corp. 5.95% 2016	20,500	23,040
Shell International Finance BV 1.125% 2017	21,000	20,869
Spectra Energy Partners, LP 4.75% 2024	20,000	20,660
BG Energy Capital PLC 2.50% 2015[2]	7,200	7,422
BG Energy Capital PLC 2.875% 2016[2]	12,325	12,915
Halliburton Co. 2.00% 2018	20,000	20,009
Apache Corp. 2.625% 2023	21,000	19,291
Petróleos Mexicanos 3.50% 2018	18,000	18,270
Marathon Oil Corp. 0.90% 2015	16,000	16,008
ConocoPhillips 1.05% 2017	16,000	15,574
Transocean Inc. 6.375% 2021	13,050	14,535
Williams Partners L.P. 4.125% 2020	13,500	13,689
Canadian Natural Resources Ltd. 5.70% 2017	11,925	13,497
TransCanada PipeLines Ltd. 0.875% 2015	13,000	13,046
Spectra Energy Partners, LP 5.95% 2043	7,165	7,571
		662,397
Consumer staples 0.99%

Anheuser-Busch InBev NV 3.625% 2015	33,000	34,513
Anheuser-Busch InBev NV 4.125% 2015	16,500	17,267
Anheuser-Busch InBev NV 1.375% 2017	16,000	15,950
Anheuser-Busch InBev NV 7.75% 2019	20,000	25,200
Altria Group, Inc. 9.25% 2019	5,067	6,701
Altria Group, Inc. 2.95% 2023	12,000	10,972
Altria Group, Inc. 9.95% 2038	13,500	20,209
Altria Group, Inc. 4.25% 2042	20,000	16,712
Altria Group, Inc. 4.50% 2043	30,000	26,041
SABMiller Holdings Inc. 2.45% 2017[2]	20,245	20,819
SABMiller Holdings Inc. 2.20% 2018[2]	26,700	26,664
SABMiller Holdings Inc. 3.75% 2022[2]	7,900	7,980
SABMiller Holdings Inc. 4.95% 2042[2]	16,430	16,434
Kraft Foods Inc. 2.25% 2017	12,725	12,991
Kraft Foods Inc. 5.375% 2020	10,472	11,942
Kraft Foods Inc. 3.50% 2022	23,285	23,049
Kraft Foods Inc. 6.50% 2040	20,000	23,583
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer staples (continued)	(000)	(000)

PepsiCo, Inc. 3.10% 2015	$17,000	$ 17,554
PepsiCo, Inc. 2.50% 2016	15,000	15,620
PepsiCo, Inc. 7.90% 2018	15,000	19,120
Wal-Mart Stores, Inc. 2.875% 2015	11,700	12,164
Wal-Mart Stores, Inc. 2.80% 2016	25,000	26,309
Coca-Cola Co. 1.50% 2015	18,970	19,350
Coca-Cola Co. 1.80% 2016	17,500	17,994
Reynolds American Inc. 3.25% 2022	11,420	10,537
Reynolds American Inc. 4.85% 2023	11,835	12,321
Reynolds American Inc. 6.15% 2043	13,600	14,276
Pernod Ricard SA 2.95% 2017[2]	35,500	36,865
British American Tobacco International Finance PLC 2.125% 2017[2]	16,000	16,283
British American Tobacco International Finance PLC 9.50% 2018[2]	11,955	16,060
Imperial Tobacco Finance PLC 2.05% 2018[2]	16,000	15,621
Imperial Tobacco Finance PLC 3.50% 2023[2]	17,000	16,060
Kraft Foods Inc. 6.75% 2014	16,180	16,555
Kraft Foods Inc. 5.375% 2020	9,528	10,777
Philip Morris International Inc. 2.625% 2023	16,000	14,827
Procter & Gamble Co. 1.45% 2016	13,460	13,692
ConAgra Foods, Inc. 1.90% 2018	4,220	4,170
ConAgra Foods, Inc. 3.20% 2023	6,800	6,377
		649,559
Consumer discretionary 0.90%

Comcast Corp. 5.30% 2014	15,000	15,212
Comcast Corp. 6.30% 2017	16,750	19,757
Comcast Corp. 6.45% 2037	15,000	17,965
Comcast Corp. 6.95% 2037	24,250	30,605
Ford Motor Credit Co. 1.70% 2016	17,000	17,013
Ford Motor Credit Co. 2.50% 2016	13,000	13,264
Ford Motor Credit Co. 2.375% 2018	26,250	26,075
Ford Motor Credit Co. 4.375% 2023	18,000	18,054
Ford Motor Co. 4.75% 2043	9,870	8,840
Time Warner Cable Inc. 6.75% 2018	37,620	42,065
Time Warner Cable Inc. 5.00% 2020	15,000	15,213
Time Warner Cable Inc. 4.00% 2021	15,000	14,023
DaimlerChrysler North America Holding Corp. 1.30% 2015[2]	16,000	16,079
DaimlerChrysler North America Holding Corp. 2.40% 2017[2]	25,000	25,415
Volkswagen International Finance NV 0.884% 2014[2,3]	17,000	17,042
Volkswagen International Finance NV 2.375% 2017[2]	20,000	20,542
Home Depot, Inc. 4.40% 2021	15,000	16,477
Home Depot, Inc. 5.95% 2041	15,000	17,624
Time Warner Inc. 5.875% 2016	14,210	16,109
Time Warner Inc. 6.25% 2041	15,000	16,544
Walt Disney Co. 0.875% 2014	15,500	15,609
Walt Disney Co. 1.10% 2017	14,255	14,015
Cox Communications, Inc. 5.45% 2014	4,956	5,237
Cox Communications, Inc. 2.95% 2023[2]	28,000	24,229
Thomson Reuters Corp. 6.50% 2018	20,815	24,515
News America Inc. 5.40% 2043[2]	22,000	22,105
Nordstrom, Inc. 6.75% 2014	10,000	10,405
Nordstrom, Inc. 4.00% 2021	6,245	6,540
NBCUniversal Media, LLC 2.875% 2016	16,000	16,769
RCI Banque 3.50% 2018[2]	16,000	16,292
Toyota Motor Credit Corp. 0.875% 2015	16,000	16,119
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

Viacom Inc. 4.25% 2023	$13,925	$ 13,883
Dollar General Corp. 3.25% 2023	9,500	8,673
Macy’s Retail Holdings, Inc. 7.875% 2015[3]	4,699	5,254
Seminole Tribe of Florida 5.798% 2013[2,4]	2,530	2,530
		586,093
Industrials 0.85%

General Electric Capital Corp. 0.901% 2014[3]	50,000	50,165
General Electric Co. 0.85% 2015	19,500	19,556
General Electric Capital Corp. 1.00% 2015	13,700	13,725
General Electric Capital Corp., Series A, 2.25% 2015	21,500	22,086
General Electric Capital Corp. 2.95% 2016	9,305	9,735
General Electric Capital Corp. 1.60% 2017	16,000	15,918
General Electric Capital Corp. 2.30% 2017	26,100	26,804
General Electric Capital Corp., Series A, 6.00% 2019	15,000	17,483
General Electric Capital Corp. 3.10% 2023	34,000	31,883
General Electric Co. 4.125% 2042	11,000	10,138
United Technologies Corp. 1.80% 2017	8,435	8,591
United Technologies Corp. 3.10% 2022	30,000	29,580
United Technologies Corp. 4.50% 2042	35,460	34,577
Burlington Northern Santa Fe LLC 7.00% 2014	31,850	32,500
Burlington Northern Santa Fe LLC 4.10% 2021	7,000	7,383
Burlington Northern Santa Fe LLC 3.00% 2023	21,300	20,092
Union Pacific Corp. 5.70% 2018	13,150	15,243
Union Pacific Corp. 3.646% 2024[2]	18,800	18,944
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[2,4]	32,817	33,022
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[4]	1,581	1,636
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[4]	5,035	5,315
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[4]	3,370	3,587
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[4]	6,264	6,826
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[4]	6,482	6,903
Waste Management, Inc. 2.60% 2016	8,890	9,196
Waste Management, Inc. 2.90% 2022	15,000	14,009
Danaher Corp. 2.30% 2016	16,795	17,375
Atlas Copco AB 5.60% 2017[2]	14,000	15,811
Canadian National Railway Co. 4.95% 2014	6,000	6,078
Canadian National Railway Co. 1.45% 2016	8,900	8,992
Boeing Company 0.95% 2018	12,000	11,545
Volvo Treasury AB 5.95% 2015[2]	9,460	10,101
ERAC USA Finance Co. 2.80% 2018[2]	9,900	9,984
Norfolk Southern Corp. 5.75% 2016	7,615	8,422
CSX Corp. 6.25% 2015	5,990	6,474
		559,679
Health care 0.69%

Cardinal Health, Inc. 4.00% 2015	37,100	39,071
Cardinal Health, Inc. 5.80% 2016	17,500	19,790
Cardinal Health, Inc. 4.625% 2020	20,000	21,411
Cardinal Health, Inc. 3.20% 2022	16,850	16,086
Medco Health Solutions, Inc. 2.75% 2015	10,095	10,436
Express Scripts Inc. 3.125% 2016	23,000	24,094
Express Scripts Inc. 3.90% 2022	19,015	19,304
Express Scripts Inc. 6.125% 2041	15,000	17,213
Amgen Inc. 2.50% 2016	27,875	28,962
Amgen Inc. 2.125% 2017	16,000	16,254
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Health care (continued)	(000)	(000)

Amgen Inc. 5.375% 2043	$25,000	$ 24,988
UnitedHealth Group Inc. 6.00% 2017	22,170	25,626
UnitedHealth Group Inc. 6.00% 2018	35,000	40,842
AbbVie Inc. 1.75% 2017	16,000	15,887
AbbVie Inc. 2.90% 2022	1,300	1,219
AbbVie Inc. 4.40% 2042	22,200	20,175
Gilead Sciences, Inc. 3.05% 2016	18,425	19,473
Gilead Sciences, Inc. 4.40% 2021	4,870	5,227
Humana Inc. 3.15% 2022	20,000	18,652
GlaxoSmithKline Capital Inc. 1.50% 2017	17,500	17,617
Novartis Capital Corp. 2.90% 2015	16,000	16,629
Coventry Health Care, Inc. 6.30% 2014	11,955	12,522
Baxter International Inc. 3.20% 2023	11,000	10,760
DENTSPLY International Inc. 2.75% 2016	9,830	10,134
Catholic Health Initiatives, Series 2012, 1.60% 2017	2,000	1,959
		454,331
Telecommunication services 0.69%

Verizon Communications Inc. 3.00% 2016	34,000	35,473
Verizon Communications Inc. 5.15% 2023	53,250	57,209
Verizon Communications Inc. 6.25% 2037	20,000	21,638
Verizon Communications Inc. 6.55% 2043	72,815	82,480
SBC Communications Inc. 5.10% 2014	15,000	15,647
AT&T Inc. 2.40% 2016	18,000	18,601
SBC Communications Inc. 5.625% 2016	24,300	27,065
AT&T INC. 4.30% 2042	58,111	48,560
Telefónica Emisiones, SAU 3.992% 2016	18,000	18,694
Telefónica Emisiones, SAU 3.192% 2018	16,000	15,807
Telefónica Emisiones, SAU 4.57% 2023	28,000	26,914
Deutsche Telekom International Finance BV 4.875% 2014	15,500	15,999
Deutsche Telekom International Finance BV 9.25% 2032	9,719	14,265
Deutsche Telekom International Finance BV 4.875% 2042[2]	620	586
France Télécom 4.375% 2014	10,000	10,269
France Télécom 4.125% 2021	20,000	20,186
Telecom Italia Capital SA 6.999% 2018	4,992	5,507
Telecom Italia Capital SA 7.175% 2019	16,000	17,676
		452,576
Materials 0.47%

Xstrata Canada Financial Corp. 2.70% 2017[2,3]	10,000	9,957
Glencore Xstrata LLC 2.50% 2019[2]	21,000	19,713
Xstrata Canada Financial Corp. 4.95% 2021[2]	19,000	19,041
Glencore Xstrata LLC 4.125% 2023[2]	7,000	6,491
Xstrata Canada Financial Corp. 5.55% 2042[2,3]	7,000	6,133
BHP Billiton Finance (USA) Ltd. 3.85% 2023	14,850	15,001
BHP Billiton Finance (USA) Ltd. 5.00% 2043	33,075	33,813
Rio Tinto Finance (USA) Ltd. 2.25% 2016	15,000	15,377
Rio Tinto Finance (USA) Ltd. 1.625% 2017	16,000	15,783
Rio Tinto Finance (USA) Ltd. 2.25% 2018	12,850	12,688
Teck Resources Ltd. 4.75% 2022	10,055	10,111
Teck Resources Ltd. 5.20% 2042	7,593	6,478
Teck Resources Ltd. 5.40% 2043	10,870	9,531
E.I. du Pont de Nemours and Co. 0.671% 2014[3]	25,000	25,057
Newcrest Finance Pty Ltd. 4.45% 2021[2]	15,125	13,031
Newcrest Finance Pty Ltd. 4.20% 2022[2]	13,735	11,413
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Materials (continued)	(000)	(000)

Rohm and Haas Co. 6.00% 2017	$ 17,445	$ 20,040
Praxair, Inc. 1.05% 2017	16,000	15,659
Holcim Ltd. 5.15% 2023[2]	12,500	13,028
Ecolab Inc. 3.00% 2016	12,365	12,982
International Paper Co. 7.30% 2039	8,425	10,313
Cliffs Natural Resources Inc. 4.875% 2021	9,310	8,800
		310,440
Utilities 0.31%

MidAmerican Energy Holdings Co., Series D, 5.00% 2014	18,000	18,294
PacifiCorp., First Mortgage Bonds, 5.65% 2018	2,465	2,876
MidAmerican Energy Holdings Co. 5.75% 2018	15,300	17,769
MidAmerican Energy Holdings Co. 5.95% 2037	6,125	6,819
E.ON International Finance BV 5.80% 2018[2]	24,450	28,414
CenterPoint Energy Resources Corp. 4.50% 2021	18,751	20,403
Entergy Corp. 4.70% 2017	14,600	15,649
American Electric Power Co. 2.95% 2022	16,090	14,850
Electricité de France SA 6.95% 2039[2]	12,000	14,612
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	14,000	13,905
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	11,654
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	8,450	11,624
Iberdrola Finance Ireland 3.80% 2014[2]	11,000	11,265
Niagara Mohawk Power 3.553% 2014[2]	10,000	10,271
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[2,4]	2,381	2,561
		200,966
Information technology 0.18%

International Business Machines Corp. 1.95% 2016	52,500	54,109
International Business Machines Corp. 2.00% 2016	17,000	17,478
International Business Machines Corp. 1.625% 2020	17,000	16,002
Oracle Corp. 2.375% 2019	17,500	17,608
Cisco Systems, Inc. 2.90% 2014	10,000	10,279
		115,476
Total corporate bonds & notes		5,772,209
U.S. Treasury bonds & notes 8.12%
U.S. Treasury 6.78%

U.S. Treasury 1.50% 2013	172,500	173,126
U.S. Treasury 2.75% 2013	212,500	212,965
U.S. Treasury 1.875% 2014	194,100	196,132
U.S. Treasury 1.875% 2014	100,000	100,757
U.S. Treasury 2.625% 2014	175,000	178,309
U.S. Treasury 2.625% 2014	150,000	153,147
U.S. Treasury 0.625% 2016	217,500	217,685
U.S. Treasury 1.50% 2016	25,000	25,645
U.S. Treasury 1.75% 2016	251,000	259,125
U.S. Treasury 2.00% 2016	212,000	219,819
U.S. Treasury 2.375% 2016	122,000	127,835
U.S. Treasury 4.50% 2016	58,500	64,145
U.S. Treasury 4.625% 2017	68,750	77,467
U.S. Treasury 2.625% 2018	164,000	174,032
U.S. Treasury 3.50% 2018	80,000	87,925
U.S. Treasury 1.125% 2019	212,000	206,278
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes — U.S. Treasury (continued)	(000)	(000)

U.S. Treasury 1.625% 2022	$439,250	$ 406,890
U.S. Treasury 2.50% 2023	314,500	311,478
U.S. Treasury 6.25% 2023	202,000	267,525
U.S. Treasury 6.375% 2027	149,500	206,007
U.S. Treasury 5.50% 2028	106,750	136,690
U.S. Treasury 5.25% 2029	15,000	18,763
U.S. Treasury 4.50% 2036	104,882	121,220
U.S. Treasury 3.75% 2041	89,000	90,509
U.S. Treasury 3.125% 2043	295,000	264,485
U.S. Treasury 3.625% 2043	141,000	139,488
		4,437,447
U.S. Treasury inflation-protected securities[5] 1.34%

U.S. Treasury Inflation-Protected Security 1.875% 2015	108,084	114,186
U.S. Treasury Inflation-Protected Security 0.125% 2017	174,837	180,432
U.S. Treasury Inflation-Protected Security 0.125% 2018	63,663	65,644
U.S. Treasury Inflation-Protected Security 2.125% 2019	54,400	61,808
U.S. Treasury Inflation-Protected Security 0.125% 2022	35,298	34,805
U.S. Treasury Inflation-Protected Security 0.375% 2023	226,850	225,842
U.S. Treasury Inflation-Protected Security 2.375% 2025	61,962	74,051
U.S. Treasury Inflation-Protected Security 0.75% 2042	15,507	13,307
U.S. Treasury Inflation-Protected Security 0.625% 2043	129,541	106,479
		876,554
Total U.S. Treasury bonds & notes		5,314,001
Mortgage-backed obligations[4] 6.10%

Fannie Mae 11.00% 2018	93	103
Fannie Mae 4.50% 2025	9,185	9,773
Fannie Mae 4.50% 2025	8,735	9,297
Fannie Mae, Series 2001-4, Class NA, 10.804% 2025[3]	35	39
Fannie Mae 2.50% 2026	8,702	8,782
Fannie Mae 2.50% 2027	40,912	41,230
Fannie Mae 2.50% 2027	39,029	39,332
Fannie Mae 2.50% 2027	2,731	2,751
Fannie Mae 2.50% 2027	2,480	2,501
Fannie Mae 2.50% 2027	2,281	2,298
Fannie Mae 2.50% 2027	1,347	1,357
Fannie Mae 2.50% 2027	1,129	1,138
Fannie Mae 2.50% 2027	1,096	1,104
Fannie Mae 2.50% 2028	123,509	124,466
Fannie Mae 2.50% 2028	83,255	83,952
Fannie Mae 2.50% 2028	33,159	33,436
Fannie Mae 2.50% 2028	30,342	30,558
Fannie Mae 2.50% 2028	29,473	29,719
Fannie Mae 2.50% 2028	19,460	19,599
Fannie Mae 2.50% 2028	14,600	14,691
Fannie Mae 2.50% 2028	13,593	13,690
Fannie Mae 2.50% 2028	12,437	12,533
Fannie Mae 2.50% 2028	9,633	9,708
Fannie Mae 2.50% 2028	8,412	8,482
Fannie Mae 2.50% 2028	7,155	7,206
Fannie Mae 2.50% 2028	2,032	2,046
Fannie Mae, Series 2001-20, Class D, 11.009% 2031[3]	24	26
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[4] (continued)	(000)	(000)

Fannie Mae 5.50% 2033	$ 6,481	$ 7,094
Fannie Mae 5.50% 2033	5,691	6,217
Fannie Mae 5.50% 2033	662	724
Fannie Mae 4.50% 2034	23,738	25,467
Fannie Mae 5.00% 2035	2,542	2,775
Fannie Mae 5.50% 2035	2,832	3,094
Fannie Mae 5.50% 2035	1,532	1,674
Fannie Mae 6.50% 2035	5,056	5,735
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	2,711	2,492
Fannie Mae 5.50% 2036	660	720
Fannie Mae 5.50% 2036	581	634
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	5,244	5,847
Fannie Mae 6.00% 2036	1,875	2,058
Fannie Mae 2.414% 2037[3]	5,959	6,334
Fannie Mae 6.00% 2037	23,946	26,368
Fannie Mae 6.50% 2037	6,111	6,766
Fannie Mae 6.50% 2037	5,548	5,995
Fannie Mae 6.50% 2037	3,023	3,267
Fannie Mae 7.00% 2037	1,297	1,461
Fannie Mae 7.00% 2037	1,166	1,313
Fannie Mae 7.00% 2037	640	721
Fannie Mae 5.50% 2038	1,469	1,601
Fannie Mae 6.50% 2038	7,778	8,601
Fannie Mae 4.50% 2039	29,865	31,951
Fannie Mae 6.00% 2039	38,472	42,057
Fannie Mae 4.00% 2040	84,749	89,065
Fannie Mae 4.00% 2040	29,234	30,745
Fannie Mae 4.00% 2040	23,701	24,912
Fannie Mae 4.196% 2040[3]	2,978	3,146
Fannie Mae 4.40% 2040[3]	1,888	2,004
Fannie Mae 4.50% 2040	53,444	57,225
Fannie Mae 4.50% 2040	31,820	34,067
Fannie Mae 4.50% 2040	27,913	29,878
Fannie Mae 4.50% 2040	20,719	22,182
Fannie Mae 4.50% 2040	17,071	18,274
Fannie Mae 5.00% 2040	26,267	28,696
Fannie Mae 5.00% 2040	4,393	4,802
Fannie Mae 5.00% 2040	4,192	4,571
Fannie Mae 5.00% 2040	3,071	3,348
Fannie Mae 3.557% 2041[3]	17,563	18,303
Fannie Mae 4.00% 2041	22,901	24,070
Fannie Mae 4.00% 2041	19,399	20,406
Fannie Mae 4.00% 2041	19,205	20,187
Fannie Mae 4.00% 2041	16,263	17,090
Fannie Mae 4.00% 2041	15,130	15,910
Fannie Mae 4.00% 2041	14,982	15,737
Fannie Mae 4.00% 2041	9,283	9,742
Fannie Mae 4.50% 2041	45,897	49,163
Fannie Mae 4.50% 2041	12,665	13,568
Fannie Mae 4.50% 2041	9,571	10,250
Fannie Mae 5.00% 2041	5,624	6,136
Fannie Mae 5.00% 2041	5,035	5,495
Fannie Mae 5.00% 2041	4,871	5,316
Fannie Mae 5.00% 2041	3,751	4,093
Fannie Mae 5.00% 2041	3,440	3,759
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[4] (continued)	(000)	(000)

Fannie Mae 5.00% 2041	$ 2,982	$ 3,259
Fannie Mae 5.00% 2041	2,560	2,796
Fannie Mae 5.00% 2041	1,971	2,152
Fannie Mae 5.00% 2041	1,180	1,289
Fannie Mae 5.00% 2041	918	1,001
Fannie Mae 5.00% 2041	835	912
Fannie Mae 5.00% 2041	429	468
Fannie Mae 5.00% 2041	421	460
Fannie Mae 5.00% 2041	388	424
Fannie Mae 5.00% 2041	278	304
Fannie Mae 5.00% 2041	161	176
Fannie Mae 5.00% 2041	126	138
Fannie Mae 5.00% 2041	80	86
Fannie Mae 5.00% 2041	41	44
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	346	414
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	271	307
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	448	530
Fannie Mae 3.50% 2042	97,386	99,411
Fannie Mae 3.50% 2042	68,852	70,217
Fannie Mae 3.50% 2042	27,298	27,839
Fannie Mae 3.50% 2042	7,687	7,847
Fannie Mae 4.00% 2042	34,838	36,605
Fannie Mae 4.00% 2042	31,794	33,407
Fannie Mae 4.00% 2042	18,832	19,760
Fannie Mae 4.00% 2042	11,955	12,562
Fannie Mae 4.00% 2042	6,111	6,423
Fannie Mae 4.00% 2042	3,359	3,500
Fannie Mae 4.00% 2042	3,272	3,437
Fannie Mae 4.00% 2042	3,153	3,313
Fannie Mae 5.00% 2042	784	849
Fannie Mae 5.00% 2042	669	727
Fannie Mae, Series 2002-W1, Class 2A, 6.70% 2042[3]	508	604
Fannie Mae 3.00% 2043	52,490	51,317
Fannie Mae 3.00% 2043	6,670	6,533
Fannie Mae 3.00% 2043	4,568	4,474
Fannie Mae 3.00% 2043	4,325	4,236
Fannie Mae 3.50% 2043	59,003	60,266
Fannie Mae 3.50% 2043	53,904	54,974
Fannie Mae 3.50% 2043	50,000	50,953
Fannie Mae 3.50% 2043	33,291	33,950
Fannie Mae 3.50% 2043	22,185	22,660
Fannie Mae 3.50% 2043	22,111	22,584
Fannie Mae 3.50% 2043	21,348	21,771
Fannie Mae 3.50% 2043	18,460	18,855
Fannie Mae 3.50% 2043	9,717	9,925
Fannie Mae 3.50% 2043	7,590	7,741
Fannie Mae 4.00% 2043	91,504	96,196
Fannie Mae 4.00% 2043	63,517	66,774
Fannie Mae 4.00% 2043	52,698	55,275
Fannie Mae 4.00% 2043	10,950	11,401
Fannie Mae 4.00% 2043	10,246	10,773
Fannie Mae 4.00% 2043	6,722	7,067
Fannie Mae 4.50% 2043	251,250	268,445
Fannie Mae 4.50% 2043	29,974	32,134
Fannie Mae 6.50% 2047	805	880
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[4] (continued)	(000)	(000)

Fannie Mae 6.50% 2047	$ 530	$ 580
Fannie Mae 6.50% 2047	279	305
Fannie Mae 6.50% 2047	154	168
Fannie Mae 7.00% 2047	576	651
Fannie Mae 7.00% 2047	481	544
Fannie Mae 7.00% 2047	335	379
Fannie Mae 7.00% 2047	271	307
Fannie Mae 7.00% 2047	144	163
Fannie Mae 7.00% 2047	126	143
Fannie Mae 7.00% 2047	90	102
Fannie Mae 7.00% 2047	29	33
Government National Mortgage Assn. 10.00% 2021	202	222
Government National Mortgage Assn. 6.00% 2038	21,711	23,892
Government National Mortgage Assn. 6.50% 2038	10,530	11,867
Government National Mortgage Assn. 4.00% 2039	3,227	3,412
Government National Mortgage Assn. 4.00% 2039	3,188	3,371
Government National Mortgage Assn. 4.00% 2039	2,071	2,190
Government National Mortgage Assn. 4.00% 2040	19,554	20,781
Government National Mortgage Assn. 4.00% 2040	16,544	17,622
Government National Mortgage Assn. 4.00% 2040	5,784	6,138
Government National Mortgage Assn. 4.00% 2040	4,960	5,271
Government National Mortgage Assn. 4.00% 2040	4,925	5,228
Government National Mortgage Assn. 4.00% 2040	3,311	3,527
Government National Mortgage Assn. 4.00% 2040	2,154	2,286
Government National Mortgage Assn. 4.00% 2041	38,761	41,210
Government National Mortgage Assn. 4.00% 2041	5,087	5,417
Government National Mortgage Assn. 4.00% 2041	2,788	2,971
Government National Mortgage Assn. 4.00% 2041	703	749
Government National Mortgage Assn. 4.00% 2043	159,684	169,430
Government National Mortgage Assn. 4.00% 2043	34,506	36,542
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.464% 2037[3]	10,823	10,916
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-SB, 4.824% 2042	6,907	7,050
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[3]	6,000	6,565
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.056% 2045[3]	16,835	18,511
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[2]	15,005	15,723
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[2]	40,900	43,416
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.895% 2049[3]	32,990	36,967
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051	19,517	21,744
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[3]	8,482	9,613
Freddie Mac 4.50% 2023	116	123
Freddie Mac 5.00% 2023	6,633	7,065
Freddie Mac 5.00% 2023	4,610	4,908
Freddie Mac 5.00% 2023	2,564	2,731
Freddie Mac 5.00% 2023	1,262	1,344
Freddie Mac 5.00% 2023	1,202	1,280
Freddie Mac 5.00% 2023	1,069	1,138
Freddie Mac 5.00% 2024	9,046	9,790
Freddie Mac 6.00% 2026	3,503	3,857
Freddie Mac 6.00% 2026	2,691	2,956
Freddie Mac 6.00% 2026	2,261	2,483
Freddie Mac 4.50% 2027	625	675
Freddie Mac 6.50% 2027	1,427	1,582
Freddie Mac 6.50% 2027	445	494
Freddie Mac 6.50% 2027	424	471
Freddie Mac 6.50% 2028	840	932
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[4] (continued)	(000)	(000)

Freddie Mac 4.50% 2029	$ 590	$ 630
Freddie Mac 4.50% 2031	665	711
Freddie Mac, Series T-041, Class 3-A, 6.70% 2032[3]	2,284	2,682
Freddie Mac, Series 3061, Class PN, 5.50% 2035	4,207	4,649
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	6,460	6,150
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	4,543	4,285
Freddie Mac, Series 3233, Class PA, 6.00% 2036	11,985	13,353
Freddie Mac, Series 3318, Class JT, 5.50% 2037	9,294	10,174
Freddie Mac, Series 3312, Class PA, 5.50% 2037	8,811	9,645
Freddie Mac, Series 3272, Class PA, 6.00% 2037	7,121	7,892
Freddie Mac 6.00% 2038	4,292	4,674
Freddie Mac 6.00% 2038	672	733
Freddie Mac 4.50% 2040	25,448	27,137
Freddie Mac 4.50% 2040	1,097	1,170
Freddie Mac 4.50% 2041	2,623	2,802
Freddie Mac 4.50% 2041	2,563	2,736
Freddie Mac 4.50% 2041	1,188	1,268
Freddie Mac 4.50% 2041	1,004	1,072
Freddie Mac 4.50% 2041	916	977
Freddie Mac 4.50% 2041	545	581
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	7,040	7,088
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043	14,000	15,515
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047	10,000	11,145
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.936% 2049[3]	27,635	30,826
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 6.123% 2051[3]	17,000	18,700
Government National Mortgage Assn. 4.50% 2043	70,016	75,502
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[3]	7,000	7,695
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[3]	6,788	7,107
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	2,000	2,196
Banc of America Commercial Mortgage Inc., Series 2007-2, Class A-M, 5.803% 2049[3]	4,100	4,519
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.857% 2049[3]	13,569	15,129
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.395% 2051[3]	30,000	34,415
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.056% 2038[3]	22,757	25,049
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	38,708	42,903
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	32,860	36,014
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-3, 5.336% 2047	10,055	11,075
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047	10,596	11,368
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040	28,597	31,519
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[3]	8,715	9,547
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.425% 2045[3]	11,575	13,114
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	857	924
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	539	587
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	736	794
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,310	1,443
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	4,286	4,436
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.872% 2039[3]	9,009	9,906
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[3]	18,360	20,548
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.393% 2044[3]	9,250	9,870
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	23,965	26,354
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044	4,500	4,832
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.107% 2049[3]	24,313	27,292
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[3]	9,665	10,899
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-4, 5.70% 2050	6,250	7,066
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[3]	6,425	7,172
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[2]	13,754	14,511
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[4] (continued)	(000)	(000)

DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[2]	$ 9,500	$ 10,551
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PW10, Class AM, 5.449% 2040[3]	20,000	21,461
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	16,293	17,776
Bank of Montreal 2.85% 2015[2]	17,000	17,678
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.489% 2045[3]	14,389	14,439
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 2.636% 2035[3]	13,253	13,373
National Australia Bank 1.25% 2018[2]	13,450	13,172
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A-4, 5.56% 2039	11,880	13,132
Commonwealth Bank of Australia 0.75% 2016[2]	13,000	12,977
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.093% 2049[3]	10,000	11,303
Freddie Mac, Series 2013-DN1, Class M-1, 3.579% 2023[3]	10,726	10,894
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.045% 2050[3]	8,000	8,987
Commercial Mortgage Trust, Series 2013-LC13, Class A-5, 4.205% 2046[6]	8,620	8,953
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.036% 2044[3]	7,318	8,197
Citigroup Commercial Mortgage Trust, Series 2013-CG15, Class A-4, 4.371% 2046[6]	6,637	6,971
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 2.998% 2033[3]	3,092	3,101
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 2058[2,3]	1,878	1,908
		3,996,457
Federal agency bonds & notes 0.98%

Freddie Mac 2.50% 2016	83,400	87,594
Freddie Mac 1.00% 2017	114,000	113,501
Freddie Mac 0.75% 2018	25,000	24,398
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[4]	20,000	19,490
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[4]	13,765	13,349
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[4]	16,115	15,883
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019[4]	10,300	10,276
Freddie Mac 1.375% 2020	52,000	49,442
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[4]	5,704	5,638
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[4]	16,000	15,041
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[4]	17,995	16,845
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[4]	16,555	15,681
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[4]	15,904	15,262
Freddie Mac, Series K030, Class A1, multifamily 2.779% 2022[4]	18,894	19,460
Freddie Mac, Series K027, Class A2, multifamily 2.637% 2023[4]	14,500	13,832
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[4]	19,600	19,438
Fannie Mae 1.875% 2018	79,550	80,575
Fannie Mae, Series 2012-M8, multifamily 1.52% 2019[4]	16,665	16,596
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[4]	18,500	16,988
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[3,4]	8,570	7,991
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[4]	21,843	20,847
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[4]	14,000	13,634
Fannie Mae 6.25% 2029	8,400	10,743
CoBank, ACB 0.854% 2022[2,3]	23,425	21,207
		643,711
Bonds & notes of governments & government agencies outside the U.S. 0.11%

Israeli Government 3.15% 2023	35,000	33,439
Polish Government 5.25% 2014	2,500	2,533
Polish Government 6.375% 2019	14,350	16,782
France Government Agency-Guaranteed, Société Finance 2.875% 2014[2]	10,460	10,721
Latvia (Republic of) 2.75% 2020	10,500	10,006
		73,481
Bonds, notes & other debt instruments
	Principal amount	Value
Asset-backed obligations[4] 0.10%	(000)	(000)

Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[2]	$ 16,535	$ 16,864
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[2]	16,000	15,940
Chase Credit Card Owner Trust, Series 2003-4, Class B, 0.832% 2016[3]	14,000	14,001
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 0.974% 2034[3]	10,120	8,938
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[3]	1,391	1,454
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	1,898	1,921
CWABS, Inc., Series 2004-BC1, Class M-1, 0.929% 2034[3]	2,803	2,619
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	1,663	1,707
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.48% 2019[2,3]	1,263	1,256
		64,700
Municipals 0.05%

State of California, Los Angeles Community College District (County of Los Angeles),
General Obligation Build America Bonds, 2008 Election, Series 2010-E, 6.60% 2042	15,000	18,105
State of Washington, Energy Northwest, Columbia Generating Station Electric Revenue Bonds,
Series 2012-E, 2.197% 2019	14,500	14,247
		32,352
Miscellaneous 0.06%

Other bonds, notes & other debt instruments in initial period of acquisition		40,994
Total bonds, notes & other debt instruments (cost: $15,691,931,000)		15,937,905
Short-term securities 3.86%

Freddie Mac 0.065%–0.16% due 12/16/2013–8/18/2014	830,400	830,094
Federal Home Loan Bank 0.06%–0.16% due 10/9/2013–6/20/2014	551,700	551,532
Fannie Mae 0.09%–0.145% due 10/1/2013–8/1/2014	289,800	289,720
Coca-Cola Co. 0.11%–0.16% due 11/20/2013–2/21/2014[2]	150,345	150,305
General Electric Capital Corp. 0.13%–0.17% due 1/22–2/12/2014	93,700	93,659
General Electric Co. 0.05% due 10/1/2013	19,600	19,600
U.S. Treasury Bill 0.133% due 8/21/2014	100,000	99,934
Merck & Co. Inc. 0.07% due 10/21/2013[2]	75,000	74,997
Chevron Corp. 0.05%–0.06% due 10/4–10/28/2013[2]	69,500	69,498
Jupiter Securitization Co., LLC 0.24% due 1/14/2014[2]	40,000	39,977
Chariot Funding, LLC 0.30% due 2/21/2014[2]	10,300	10,293
NetJets Inc. 0.05% due 11/8/2013[2]	40,000	39,998
Wells Fargo & Co. 0.17% due 11/18/2013	39,900	39,889
Army and Air Force Exchange Service 0.06% due 10/25/2013[2]	35,000	34,999
Federal Farm Credit Banks 0.14%–0.16% due 10/10–10/18/2013	33,300	33,299
IBM Corp. 0.04% due 10/7/2013[2]	30,000	30,000
National Rural Utilities Cooperative Finance Corp. 0.08% due 11/4/2013	30,000	29,998
ExxonMobil Corp. 0.05% due 10/4/2013	28,200	28,200
Wal-Mart Stores, Inc. 0.06% due 11/12/2013[2]	25,400	25,398
John Deere Financial Ltd. 0.06% due 10/16/2013[2]	22,300	22,299
Emerson Electric Co. 0.06% due 12/20/2013[2]	15,000	14,998
Total short-term securities (cost: $2,528,261,000)		2,528,687
Total investment securities (cost: $49,249,306,000)		66,146,122
Other assets less liabilities		(649,558)
Net assets		$65,496,564

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,598,261,000, which represented 2.44% of the net assets of the fund.
[3]	Coupon rate may change periodically.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $15,924,000, which represented .02% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2013 (dollars in thousands):

	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$ 8,636,858	$ —	$—	$ 8,636,858
Consumer discretionary	7,204,607	—	—	7,204,607
Industrials	6,769,740	—	—	6,769,740
Information technology	5,507,182	—	—	5,507,182
Health care	4,994,487	—	—	4,994,487
Consumer staples	4,662,695	—	—	4,662,695
Energy	4,240,920	—	—	4,240,920
Materials	1,773,632	—	—	1,773,632
Utilities	723,378	—	—	723,378
Telecommunication services	299,954	—	—	299,954
Miscellaneous	2,846,026	—	—	2,846,026
Preferred stocks	20,051	—	—	20,051
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	5,772,209	—	5,772,209
U.S. Treasury bonds & notes	—	5,314,001	—	5,314,001
Mortgage-backed obligations	—	3,996,457	—	3,996,457
Federal agency bonds & notes	—	643,711	—	643,711
Bonds & notes of governments &
government agencies outside the U.S.	—	73,481	—	73,481
Asset-backed obligations	—	64,700	—	64,700
Municipals	—	32,352	—	32,352
Miscellaneous	—	40,994	—	40,994
Short-term securities	—	2,528,687	—	2,528,687
Total	$47,679,530	$18,466,592	$—	$66,146,122

*Securities with a market value of $1,000,835,000, which represented 1.53% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$17,527,034
Gross unrealized depreciation on investment securities	(755,393)
Net unrealized appreciation on investment securities	16,771,641
Cost of investment securities for federal income tax purposes	49,374,481

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-011-1113O-S37712

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: November 27, 2013

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: November 27, 2013